Other liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Withholdings	₩ 63,766	₩ 40,190
Unearned revenues	12,225	8,776
Other current liabilities	75,991	48,966
Non-current liabilities
Long-term accrued expenses	70,561	65,616
Long-term other accounts payable	2	3,530
Other non-current liabilities	₩ 70,563	₩ 69,146